Income Taxes (Tables)	6 Months Ended
Sep. 30, 2022
Income Tax Disclosure [Abstract]
Schedule of income tax expenses
	For the six months ended September 30,
	2022 (Unaudited)	2021 (Unaudited)
Current income tax provision	$-	$-
Deferred income tax provision	-	325,780
Total income tax expense	$-	$325,780

Schedule of deferred income tax assets and liabilities
	September 30, 2022 (Unaudited)	March 31, 2022
Tax loss carry forward	$439,167	$392,108
Allowance for doubtful account - accounts receivable	101,993	114,449
Impairment provision for inventory	23,002	25,811
Allowance for deferred tax assets	(564,162)	(532,368)
Total	$-	$-